Related parties (Details 2) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Key Management Personnel Compensation [Line Items]
Salaries and other benefits	₨ 16	₨ 12	₨ 8
Total	46,465	38,858	36,299
Key Management Personnel [Member]
Disclosure Of Key Management Personnel Compensation [Line Items]
Salaries and other benefits	912	627	803
Contributions to defined contribution plans	30	30	34
Commission to directors	378	305	301
Share-based payments expense	194	214	259
Total	₨ 1,514	₨ 1,176	₨ 1,397